CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares (Note 18)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 19)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2023		490.6
Balance, beginning of period at Dec. 31, 2023	$ 23,332	$ 15,108	$ 1,623	$ 9	$ 653	$ 4,112	$ 1,827
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,828					1,680	148
Other comprehensive income (loss)	1,570				1,414		156
Common shares issued (shares)		8.7
Common shares issued	481	$ 481
Advances from non-controlling interests	21						21
Subsidiary dividends paid to non-controlling interests	(110)						(110)
Dividends declared on common shares	(1,197)					(1,197)
Dividends on preference shares	(74)					(74)
Other	2			(1)			3
Balance, end of period (shares) at Dec. 31, 2024		499.3
Balance, end of period at Dec. 31, 2024	25,853	$ 15,589	1,623	8	2,067	4,521	2,045
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,961					1,799	162
Other comprehensive income (loss)	(976)				(880)		(96)
Derecognition of foreign currency translation amount on dispositions	(86)				(86)
Common shares issued (shares)		8.0
Common shares issued	521	$ 523		(2)
Subsidiary dividends paid to non-controlling interests	(54)						(54)
Dividends declared on common shares	(1,266)					(1,266)
Dividends on preference shares	(85)					(85)
Other	1			(1)			2
Balance, end of period (shares) at Dec. 31, 2025		507.3
Balance, end of period at Dec. 31, 2025	$ 25,869	$ 16,112	$ 1,623	$ 5	$ 1,101	$ 4,969	$ 2,059